Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Debt
Debt outstanding consists of the following:

	June 30, 2025	December 31, 2024
Revolver	$8,000	$11,000
Paycheck Protection Program Loan	—	82
Less revolver issuance costs	(127)	(151)
Loans payable, current	7,873	10,931

Convertible Note (a)	58,007	55,239
Embedded derivative (b)	776	2,919
Less issuance costs on convertible debt	(74)	(81)
Loans payable, non-current	58,709	58,077

Loans payable, related parties, non-current	—	5,006
	$66,582	$74,014
(a) The Convertible Note balance comprises of the following:

	June 30, 2025	December 31, 2024
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	5,012	3,309
Accrued PIK interest	153	159
Accretion of discount on issuance	2,582	1,511
	$58,007	$55,239

(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value at June 30, 2025 and December 31, 2024.

Schedule of Maturities of Long-Term Debt
The following table summarizes the debt maturities for the Convertible Note and the Revolver:

Remainder of 2025	$—
2026	—
2027	—
2028 (1) (2)	78,165
$78,165
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000, $5,012 of additional PIK notes issued in 2024 and 2025, and accrued PIK interest at June 30, 2025 of $153.
Fair Value Measurement Inputs and Valuation Techniques
The fair value of the Convertible Note and Embedded Derivative was calculated using a with and without method for the period ended, June 30, 2025 and December 31, 2024, using a Monte Carlo simulation model with the following assumptions:

	June 30, 2025	December 31, 2024	Relationship of significant unobservable input to fair value
Fair value of the Convertible Note including the Embedded Derivative	$51,988	$51,039
ADS price	$0.89	$2.00	Increase in share price will increase the value of the derivative
Term (years)	3.45	3.95	Decrease in term will decrease the value of the derivative
Expected volatility	81.0%	68.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	3.7%	4.3%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative